GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - CGU impairment assumptions (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021	Oct. 01, 2020
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 1,038	$ 1,026	$ (218)
Property, plant and equipment		33,656	30,167
Reversal of impairment loss recognised in profit or loss				$ 218
AMKR
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			$ 1,026
South Africa | Long Products South Africa
Disclosure of information for cash-generating units [line items]
Recoverable Amount (Value in Use)		264
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 112
Discount rate (in percent)		17.30%	17.50%
Property, plant and equipment		$ 86
Ukraine
Disclosure of information for cash-generating units [line items]
Property, plant and equipment		$ 700	$ 600
Ukraine | AMKR
Disclosure of information for cash-generating units [line items]
Recoverable Amount (Value in Use)			1,003
Impairment loss (reversal of impairment loss) recognised in profit or loss			1,026
Discount rate (in percent)	16.90%			16.90%
Property, plant and equipment			$ 655
Ukraine | AMKR | Applied to 2023 projections
Disclosure of information for cash-generating units [line items]
Discount rate (in percent)			47.10%
Ukraine | AMKR | Applied to subsequent projections
Disclosure of information for cash-generating units [line items]
Discount rate (in percent)			20.00%
Total Europe | Europe flat products | Europe1 [Member]
Disclosure of information for cash-generating units [line items]
Discount rate (in percent)					8.50%	8.50%
Property, plant and equipment	$ 11,005			$ 11,005
Reversal of impairment loss recognised in profit or loss	$ 218